Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Eaton Vance Growth Trust
Entity Central Index Key	0000102816
Document Period End Date	May 31, 2024
C000163811 [Member]
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small‑Cap Fund
Class Name	Class A
Trading Symbol	EILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance International Small‑Cap Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open‑end‑mutual‑fund‑documents.php. You can also request this information by contacting us at 1‑800‑262‑1122.
Additional Information Phone Number	1‑800‑262‑1122
Additional Information Website	www.eatonvance.com/open‑end‑mutual‑fund‑documents.php
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 56,022,012
Holdings Count | Holding	103
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Total Net Assets	$56,022,012

# of Portfolio Holdings	103

Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Top Ten Holdings (% of total investments)[1]

Diploma PLC	2.0%

IPSOS SA	1.8%

Sdiptech AB, Class B	1.8%

Chiba Bank Ltd.	1.7%

Cranswick PLC	1.6%

Greggs PLC	1.6%

JTC PLC	1.5%

CAR Group Ltd.	1.5%

Fukuoka Financial Group, Inc.	1.5%

Games Workshop Group PLC	1.5%

Total	16.5%
[1]	Excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)[1]

Diploma PLC	2.0%

IPSOS SA	1.8%

Sdiptech AB, Class B	1.8%

Chiba Bank Ltd.	1.7%

Cranswick PLC	1.6%

Greggs PLC	1.6%

JTC PLC	1.5%

CAR Group Ltd.	1.5%

Fukuoka Financial Group, Inc.	1.5%

Games Workshop Group PLC	1.5%

Total	16.5%
[1]	Excluding cash equivalents

C000163813 [Member]
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small‑Cap Fund
Class Name	Class I
Trading Symbol	EILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance International Small‑Cap Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open‑end‑mutual‑fund‑documents.php. You can also request this information by contacting us at 1‑800‑262‑1122.
Additional Information Phone Number	1‑800‑262‑1122
Additional Information Website	www.eatonvance.com/open‑end‑mutual‑fund‑documents.php
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 56,022,012
Holdings Count | Holding	103
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics
Total Net Assets	$56,022,012

# of Portfolio Holdings	103

Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Top Ten Holdings (% of total investments)[1]

Diploma PLC	2.0%

IPSOS SA	1.8%

Sdiptech AB, Class B	1.8%

Chiba Bank Ltd.	1.7%

Cranswick PLC	1.6%

Greggs PLC	1.6%

JTC PLC	1.5%

CAR Group Ltd.	1.5%

Fukuoka Financial Group, Inc.	1.5%

Games Workshop Group PLC	1.5%

Total	16.5%
[1]	Excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)[1]

Diploma PLC	2.0%

IPSOS SA	1.8%

Sdiptech AB, Class B	1.8%

Chiba Bank Ltd.	1.7%

Cranswick PLC	1.6%

Greggs PLC	1.6%

JTC PLC	1.5%

CAR Group Ltd.	1.5%

Fukuoka Financial Group, Inc.	1.5%

Games Workshop Group PLC	1.5%

Total	16.5%
[1]	Excluding cash equivalents